Shareholder Report, Average Annual Return (Details) 190420_GuideMark Emerging Markets Fund_Service Shares_TSR Annual {Service Shares}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GuideMark Emerging Markets Fund Service Shares
Average Annual Return, Percent	32.22%	4.58%	7.90%
MSCI Emerging Markets Index_
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	30.30%	4.16%	8.24%